Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities - Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities
Other tax liabilities, Current	€ 1,009	€ 870
Other non-financial liabilities, Current	€ 5,533	€ 5,647
Other tax liabilities as % of / Other non-financial liabilities, Current	18.00%	15.00%
Other tax liabilities, Non-Current	€ 0	€ 0
Other non-financial liabilities, Non-Current	€ 749	€ 698
Other tax liabilities as % of / Other non-financial liabilities, Non-Current	0.00%	0.00%
Other tax liabilities, Total	€ 1,009	€ 870
Other non-financial liabilities, Total	€ 6,282	€ 6,345
Other tax liabilities as % of / Other non-financial liabilities, Total	16.00%	14.00%